As filed with the Securities and Exchange Commission on January 23, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments(+)
November 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Business Services - 11.4%
27,174	OptimizeRx Corp. *	$440,491
26,200	PayPal Holdings, Inc. *	2,248,222
11,400	YY, Inc. - Class A - ADR *^	775,998
44,975	Zillow Group, Inc. - Class C *	1,643,836
		5,108,547
	Calculating and Accounting Machines (No Electronic Computers) - 2.3%
205,000	USA Technologies, Inc. *	1,018,850
	Communications Equipment - 2.8%
207,740	I.D. Systems, Inc. *	1,263,059
	Computer Peripheral Equipment - 9.0%
116,611	Immersion Corp. *	1,106,639
217,409	Mitek Systems, Inc. *	2,080,604
523,507	Radisys Corp. *	842,846
		4,030,089
	Computer Programing and Data Processing - 18.6%
2,000	Alphabet, Inc. - Class C *	2,188,860
11,200	Facebook, Inc. - Class A *	1,574,832
11,200	MongoDB, Inc. - Class A *	928,480
30,000	Tencent Holdings Ltd. (HK)(a)	1,199,359
79,200	Twitter, Inc. *	2,490,840
		8,382,371
	Electronic Computers - 2.9%
7,200	Apple, Inc.	1,285,776
	Offices & Clinics of Doctors of Medicine - 2.0%
14,100	Teladoc Health, Inc. *	880,545
	Patent Owners and Lessors - 4.2%
972,096	Digital Turbine, Inc. *	1,876,145
	Personal Services - 4.9%
66,000	Yelp, Inc. - Class A *	2,222,220
	Prepackaged Software - 26.5%
105,100	Hortonworks, Inc. *	1,692,110
25,400	Instructure, Inc. *	959,358
13,256	LogMeIn, Inc.	1,222,601
16,900	Paylocity Holding Corp. *	1,133,652
5,300	salesforce.com, Inc. *	756,628
11,260	SINA Corp. *^	729,310
11,600	Tabula Rasa HealthCare, Inc. *	875,568
48,000	Twilio, Inc. - Class A *	4,535,520
		11,904,747
	Radio, Television, and Publishers' Advertising Representatives - 3.2%
100,000	Yext, Inc. *	1,452,000
	Savings Institutions, Federally Chartered - 5.2%
45,000	E*TRADE Financial Corp.	2,353,050
	Semiconductors and Related Devices - 1.6%
27,300	CEVA, Inc. *	709,527
	State Commercial Bank - 2.1%
38,256	First Internet Bancorp	950,662
	Transportation Services - 2.8%
10,600	Expedia Group, Inc.	1,280,374
	TOTAL COMMON STOCKS (Cost $26,908,046)	44,717,962

	MONEY MARKET FUND - 0.9%
	Money Market Fund - 0.9%
421,464	First American Government Obligations Fund - Class X, 2.12%(b)	421,464
	TOTAL MONEY MARKET FUND (Cost $421,464)	421,464

	TOTAL INVESTMENTS (Cost $27,329,510) - 100.4%	45,139,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(186,283)
	TOTAL NET ASSETS - 100.0%	$44,953,143

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security.
(b)	7-day yield.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$11,904,747	$-	$-	$11,904,747
Computer Programing and Data Processing	7,183,012	1,199,359	-	8,382,371
Business Services	5,108,547	-	-	5,108,547
Computer Peripheral Equipment	4,030,089	-	-	4,030,089
Savings Institutions, Federally Chartered	2,353,050	-	-	2,353,050
Personal Services	2,222,220	-	-	2,222,220
Patent Owners and Lessors	1,876,145	-	-	1,876,145
Radio, Television, and Publishers' Advertising Representatives	1,452,000	-	-	1,452,000
Electronic Computers	1,285,776	-	-	1,285,776
Transportation Services	1,280,374	-	-	1,280,374
Communications Equipment	1,263,059	-	-	1,263,059
Calculating and Accounting Machines (No Electronic Computers)	1,018,850	-	-	1,018,850
State Commercial Banks	950,662	-	-	950,662
Offices & Clinics of Doctors of Medicine	880,545	-	-	880,545
Semiconductors and Related Devices	709,527	-	-	709,527
Total Common Stocks	43,518,603	1,199,359	-	44,717,962

Short Term Investment
Money Market Fund	421,464	-	-	421,464

Total Investments in Securities	$43,940,067	$1,199,359	$-	$45,139,426

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments(+)
November 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Apparel and Accessory Stores - 3.0%
105,000	RTW RetailWinds, Inc. *	$351,750
18,400	Tilly's, Inc. - Class A	211,784
		563,534
	Bituminous Coal and Lignite Surface Mining - 1.2%
2,700	Arch Coal, Inc - Class A	219,429
	Calculating and Accounting Machines (No Electronic Computers) - 2.3%
86,000	USA Technologies, Inc. *	427,420
	Chemical and Fertilizer Mineral Mining - 4.1%
46,100	Lithium Americas Corp. *^	175,641
33,000	Nexa Resources SA ^	412,500
57,000	Orocobre Ltd. *^	181,830
		769,971
	Computer Peripheral Equipment - 6.7%
45,883	Immersion Corp. *	435,430
87,100	Mitek Systems, Inc. *	833,547
		1,268,977
	Computer Programing and Data Processing - 2.1%
4,800	MongoDB, Inc. - Class A*	397,920
	Crude Petroleum and Natural Gas - 7.1%
30,000	Carrizo Oil & Gas, Inc. *	513,300
72,400	Ring Energy, Inc. *	506,076
88,447	Rosehill Resources, Inc. - Class A*	328,138
		1,347,514
	Eating Places - 2.1%
3,000	BJ's Restaurants, Inc.	162,960
10,000	Chuy's Holdings, Inc. *	214,000
1,000	El Pollo Loco Holdings, Inc. *	15,270
		392,230
	Family Clothing Stores - 5.8%
22,000	Abercrombie & Fitch Co. - Class A	460,020
30,000	American Eagle Outfitters, Inc.	627,900
		1,087,920
	Hotels & Motels - 0.8%
15,900	Red Lion Hotels Corp. *	143,418
	Industrial Organic Chemicals - 10.0%
86,046	Codexis, Inc. *	1,886,128
	Medical Laboratories - 9.3%
60,067	CareDx, Inc. *	1,758,161
	Metal Mining - 0.5%
160,000	Nemaska Lithium, Inc. *^	93,296
	Miscellaneous Business Services - 1.4%
3,600	NV5 Global, Inc. *	264,204
	Offices & Clinics of Doctors of Medicine - 2.0%
6,000	Teladoc Health, Inc. *	374,700
	Personal Services - 5.0%
28,250	Yelp, Inc. - Class A *	951,178
	Pharmaceutical Preparations - 9.1%
21,500	ChemoCentryx, Inc. *	216,075
8,234	Esperion Therapeutics, Inc. *	437,719
145,000	Imprimis Pharmaceuticals, Inc. *	685,850
2,800	Intercept Pharmaceuticals, Inc. *	310,548
13,300	Mersana Therapeutics, Inc. *	70,490
		1,720,682

	Prepackaged Software - 9.7%
35,900	Hortonworks, Inc. *	577,990
10,300	Instructure, Inc. *	389,031
7,300	Paylocity Holding Corp. *	489,684
4,800	Tabula Rasa HealthCare, Inc. *	362,304
		1,819,009
	Radio, Television, and Publishers' Advertising Representatives - 3.2%
42,000	Yext, Inc. *	609,840
	Savings Institutions, Not Federally Chartered - 2.6%
31,586	First Northwest Bancorp	488,951
	Semiconductors and Related Devices - 1.6%
11,800	CEVA, Inc. *	306,682
	Special Industry Machinery - 1.0%
22,124	Energy Recovery, Inc. *	180,753
	State Commercial Banks - 2.1%
16,075	First Internet Bancorp	399,464
	Surgical and Medical Instruments and Apparatus - 6.4%
281,800	Alphatec Holdings, Inc. *	763,678
15,000	Intersect ENT, Inc. *	450,150
		1,213,828
	Water, Sewer, Pipeline, and Communications and Power Line Construction - 0.7%
2,700	MasTec, Inc. *	121,743
	TOTAL COMMON STOCKS (Cost $15,293,330)	18,806,952

	WARRANTS - 0.0%
12,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–

	MONEY MARKET FUND - 0.6%
	Money Market Fund - 0.6%
107,908	First American Government Obligations Fund - Class X, 2.12%(b)	107,908
	TOTAL MONEY MARKET FUND (Cost $107,908)	107,908

	TOTAL INVESTMENTS (Cost $15,401,238) - 100.4%	18,914,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(65,369)
	TOTAL NET ASSETS - 100.0%	$18,849,491

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Industrial Organic Chemicals	$1,886,128	$-	$-		$1,886,128
Prepackaged Software	1,819,009	-	-		1,819,009
Medical Laboratories	1,758,161	-	-		1,758,161
Pharmaceutical Preparations	1,720,682	-	-		1,720,682
Crude Petroleum & Natural Gas	1,347,514	-	-		1,347,514
Computer Peripheral Equipment	1,268,977	-	-		1,268,977
Surgical and Medical Instruments and Apparatus	1,213,828	-	-		1,213,828
Family Clothing Stores	1,087,920	-	-		1,087,920
Personal Services	951,178	-	-		951,178
Chemical and Fertilizer Mineral Mining	769,971	-	-		769,971
Radio, Television, and Publishers' Advertising Representatives	609,840	-	-		609,840
Apparel and Accessory Stores	563,534	-	-		563,534
Savings Institutions, Not Federally Chartered	488,951	-	-		488,951
Calculating and Accounting Machines (No Electronic Computers)	427,420	-	-		427,420
State Commercial Banks	399,464	-	-		399,464
Computer Programing and Data Processing	397,920	-	-		397,920
Eating Places	392,230	-	-		392,230
Office and Clinics of Doctors of Medicine	374,700	-	-		374,700
Semiconductors and Related Devices	306,682	-	-		306,682
Miscellaneous Business Services	264,204	-	-		264,204
Bituminous Coal and Lignite Surface Mining	219,429	-	-		219,429
Special Industry Machinery	180,753	-	-		180,753
Hotels & Motels	143,418	-	-		143,418
Water, Sewer, Pipeline, and Communications and Power Line Construction	121,743	-	-		121,743
Metal Mining	93,296	-	-		93,296
Total Common Stocks	18,806,952	-	-		18,806,952

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	107,908	-	-		107,908

Total Investments in Securities	$18,914,860	$-	$-		$18,914,860

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments(+)
November 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.8%
	Advertising - 2.2%
192,428	IZEA Worldwide, Inc. *	$255,929
	Apparel and Accessory Stores - 3.2%
60,000	RTW RetailWinds, Inc. *	201,000
13,800	Tilly's, Inc. - Class A	158,838
		359,838
	Biological Products, (No Diagnostic Substances) - 2.0%
8,800	Krystal Biotech, Inc. *	223,344
	Bituminous Coal & Lignite Mining - 0.7%
16,000	Ramaco Resources, Inc. *	84,800
	Business Services - 1.7%
6,793	OptimizeRx Corp. *	110,115
430,000	theScore, Inc. - Class A*^	79,291
		189,406
	Calculating and Accounting Machines (No Electronic Computers) - 2.2%
50,000	USA Technologies, Inc. *	248,500
	Chemical and Fertilizer Mineral Mining - 2.0%
77,000	Advantage Lithium Corp. *^	34,465
26,400	Lithium Americas Corp. *^	100,584
31,000	Orocobre Ltd. *^	98,890
		233,939
	Communications Equipment - 3.8%
70,599	I.D. Systems, Inc. *	429,242
	Computer Communications Equipment - 3.5%
136,400	Lantronix, Inc. *	399,652
	Computer Peripheral Equipment - 10.0%
25,674	Immersion Corp. *	243,646
49,925	Mitek Systems, Inc. *	477,782
151,994	Radisys Corp. *	244,710
298,021	Top Image Systems Ltd. *^	172,852
		1,138,990
	Crude Petroleum & Natural Gas - 0.8%
12,800	Ring Energy, Inc. *	89,472
	Eating Places - 2.2%
1,800	BJ's Restaurants, Inc.	97,776
5,400	Chuy's Holdings, Inc. *	115,560
1,400	El Pollo Loco Holdings, Inc. *	21,378
7,900	Kona Grill, Inc. *	11,850
		246,564
	Gold and Silver Ores - 0.6%
220,000	Solitario Zinc Corp. *	66,858
	Help Supply Services - 0.4%
32,000	Staffing 360 Solutions, Inc. *	49,280
	Hobby, Toy & Game Shops - 1.3%
24,000	Build-A-Bear Workshop, Inc. *	146,400

	Hotels & Motels - 0.7%
9,200	Red Lion Hotels Corp. *	82,984
	Industrial Organic Chemicals - 7.3%
38,006	Codexis, Inc. *	833,091
	Lumber and Other Construction Materials - 2.6%
88,000	Aspen Aerogels, Inc. *	295,680
	Medical Laboratories - 8.6%
33,433	CareDx, Inc. *	978,584
	Medicinal Chemicals and Botanical Products - 0.9%
30,000	ChromaDex Corp. *	106,500
	Metal Mining - 0.8%
120,000	Nemaska Lithium, Inc. *^	69,972
48,000	Wealth Minerals Ltd. *^	19,435
		89,407
	Patent Owners and Lessors - 4.6%
272,300	Digital Turbine, Inc. *	525,539
	Pharmaceutical Preparations - 4.8%
11,200	ChemoCentryx, Inc. *	112,560
82,389	Imprimis Pharmaceuticals, Inc. *	389,700
7,500	Mersana Therapeutics, Inc. *	39,750
		542,010
	Prepackaged Software - 4.2%
23,800	Inspired Entertainment, Inc. *	128,520
5,100	Instructure, Inc. *	192,627
2,100	Tabula Rasa HealthCare, Inc. *	158,508
		479,655
	Savings Institutions, Not Federally Chartered - 2.4%
18,022	First Northwest Bancorp	278,981
	Semiconductors and Related Devices - 3.5%
6,740	CEVA, Inc. *	175,173
385,000	Netlist, Inc. *	225,225
		400,398
	Special Industry Machinery - 1.0%
14,000	Energy Recovery, Inc. *	114,380
	State Commercial Banks - 2.0%
9,215	First Internet Bancorp	228,993
	Surgical and Medical Instruments and Apparatus - 9.8%
161,600	Alphatec Holdings, Inc. *	437,936
156,160	iCAD, Inc. *	677,735
		1,115,671
	TOTAL COMMON STOCKS (Cost $8,540,250)	10,234,087

	WARRANTS - 0.0%
9,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–

	SHORT TERM INVESTMENT - 8.1%
	Money Market Fund - 8.1%
926,341	First American Government Obligations Fund - Class X, 2.12%(b)	926,341
	TOTAL MONEY MARKET FUND (Cost $926,341)	926,341

	TOTAL INVESTMENTS (Cost $9,466,591) - 97.9%	11,160,428
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	233,537
	TOTAL NET ASSETS - 100.0%	$11,393,965

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 Security.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Computer Peripheral Equipment	$1,138,990	$-	$-		$1,138,990
Surgical and Medical Instruments and Apparatus	1,115,671	-	-		1,115,671
Medical Laboratories	978,584	-	-		978,584
Industrial Organic Chemicals	833,091	-	-		833,091
Pharmaceutical Preparations	542,010	-	-		542,010
Patent Owners and Lessors	525,539	-	-		525,539
Prepackaged Software	479,655	-	-		479,655
Communications Equipment	429,242	-	-		429,242
Semiconductors and Related Devices	400,398	-	-		400,398
Computer Communications Equipment	399,652	-	-		399,652
Apparel and Accessory Stores	359,838	-	-		359,838
Lumber and Other Construction Materials	295,680	-	-		295,680
Savings Institutions, Not Federally Chartered	278,981	-	-		278,981
Advertising	255,929	-	-		255,929
Calculating and Accounting Machines (No Electronic Computers)	248,500	-	-		248,500
Eating Places	246,564	-	-		246,564
Chemical and Fertilizer Mineral Mining	233,939	-	-		233,939
State Commercial Banks	228,993	-	-		228,993
Biological Products, (No Disgnostic Substances)	223,344	-	-		223,344
Business Services	189,406	-	-		189,406
Hobby, Toy & Game Shops	146,400	-	-		146,400
Special Industry Machinery	114,380	-	-		114,380
Medicinal Chemicals and Botanical Products	106,500	-	-		106,500
Crude Petroleum & Natural Gas	89,472	-	-		89,472
Metal Mining	89,407	-	-		89,407
Bituminous Coal & Lignite Mining	84,800	-	-		84,800
Hotels & Motels	82,984	-	-		82,984
Gold and Silver Ores	66,858	-	-		66,858
Help Supply Services	49,280	-	-		49,280
Total Common Stocks	10,234,087	-	-		10,234,087

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	926,341	-	-		926,341

Total Investments in Securities	$11,160,428	$-	$-		$11,160,428

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                        Ryan Jacob, President/Principal Executive Officer

Date  January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                        Ryan Jacob, President/Principal Executive Officer

Date  January 18, 2019

By (Signature and Title) /s/ Francis Alexander
                                        Francis Alexander, Treasurer/Principal Financial Officer

Date  January 22, 2019